CECL (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 248,253	SFr 262,108
Total	248,339	262,179
Past due more than 90 days and still accruing	0	0
Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	245,296	259,302
Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3,043	2,877
Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	958	789
Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	468	220
Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	209	98
Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,408	1,770
Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	105,039	107,421
Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	103,264	105,864
Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,775	1,557
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	579	432
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	368	91
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	133	24
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	695	1,010
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	22,984	25,157
Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	22,679	24,946
Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	305	211
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	31	35
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	101	49
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	173	127
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	55,816	59,366
Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	54,743	58,267
Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,073	1,099
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	424	320
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	235	42
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	40	24
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	374	713
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	25,111	21,711
Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24,729	21,480
Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	382	231
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	121	72
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	31	0
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	93	0
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	137	159
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,128	1,187
Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,113	1,171
Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	15	16
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3	5
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11	11
Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	141,841	150,808
Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	140,573	149,488
Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,268	1,320
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	379	357
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	100	129
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	76	74
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	713	760
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	104,202	107,484
Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	103,687	107,033
Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	515	451
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	143	66
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	85	43
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	16	8
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	271	334
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	31,776	37,639
Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	31,483	37,308
Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	293	331
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4	43
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1	4
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4	3
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	284	281
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	5,863	5,685
Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5,403	5,147
Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	460	538
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	232	248
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	14	82
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	56	63
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	158	145
Total loans to third parties
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	246,880	258,229
Total loans to third parties | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	243,837	255,352
Total loans to third parties | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3,043	2,877
Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	958	789
Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	468	220
Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	209	98
Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,408	1,770
Total loans to entities under common control
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,459	3,950
Total loans to entities under common control | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,459	3,950
Total loans to entities under common control | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 0	SFr 0